Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Net loss before income tax	$ (35,399,257)	$ (18,140,997)	$ (45,317,532)
Statutory rate	19.25%	20.00%	20.25%
Expected income tax recovery	$ (6,814,357)	$ (3,628,199)	$ (9,176,800)
Impact on income tax expense/recovery from
Change in valuation allowance	4,210,615	1,336,161	7,447,002
Permanent differences - excess consideration	0	0	3,904,864
Permanent differences - liability related to options and warrants	(6,706)	(130,061)	(225,748)
Change of tax rate from prior year	801,056	80,986	15,596
Change of tax rate due to U.S. tax reform	2,506,519	0	0
Tax rate difference in foreign jurisdictions	(697,127)	2,341,113	(1,964,914)
Income tax expense	$ 0	$ 0	$ 0